EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated March 29, 2018, for Class I and Class S of Socially Responsive Portfolio, a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on March 29, 2018 (Accession No. 0000898432-18-000396).